Commitments, Option Agreements and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments, Option Agreements and Contingencies [Abstract]
COMMITMENTS, OPTION AGREEMENTS AND CONTINGENCIES
24.	COMMITMENTS, OPTION AGREEMENTS AND CONTINGENCIES

Commitments

As at December 31, 2025, the Company had the following contractual commitments and obligations:

	Total	Less than 1 Year	Years 2 – 5	After 5 Years
	$	$	$	$
Other lease commitments (a)	341,465	341,465	–	–
	341,465	341,465	–	–

(a)	Lease commitments represent contractual lease payments payable over future periods.

Option Agreements

The Company has the option to terminate its option agreements at any time. Future expenditures are therefore dependent on the success of exploration and development programs and a decision by management to continue or exercise its option(s) for the relevant project and agreement.

As at December 31, 2025, the expected timing of payments, in respect of the Company’s option agreements under the assumption that the Company continues to exercise its option(s) for the relevant project and agreement are as follows:

	Total	Less than 1 Year	Year 2	Year 3	Year 4	After 4 years
	$	$	$	$	$	$
Second Guayabales Option	5,300,000	250,000	250,000	250,000	250,000	4,300,000
Third Guayabales Option	7,400,000	1,480,000	1,480,000	1,480,000	1,480,000	1,480,000
Fourth Guayabales Option (a)	7,000,000	–	–	7,000,000	–	–
First San Antonio Option (b)	4,000,000	750,000	750,000	–	–	2,500,000
Second San Antonio Option	150,000	150,000	–	–	–	–
Other Option agreements (c)	2,077,947	1,065,970	1,011,977	–	–	–
Balance, end of period	25,927,947	3,695,970	3,491,977	8,730,000	1,730,000	8,280,000

(a)	Includes a one-time payment of $7,000,000 on October 1, 2028, to exercise the option agreement (See Note 9 (a)(iii)).

(b)	Includes a one-time payment of $2,500,000 in lieu of the NSR upon reaching commercial production (See Note 9 (b)(i)).

(c)	Amounts disclosed related to the option agreements to purchase surface rights (See Note 9 (a)(iv) and 9 (a)(v)).

Environmental Contingencies

The Company’s exploration activities are subject to Colombian laws and regulations governing the protection of the environment. These laws are subject to change and may generally become more restrictive. The Company may be required to make future expenditures to comply with such laws and regulations, the amounts for which are not determinable and have not been recognized in the consolidated financial statements.